Long-Term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summarizes unit-based awards
The following table summarizes our unit-based awards for each of the periods indicated, in units:

	Year Ended
	December 31,
	2012	2011	2010

Outstanding at beginning of period	162,860	205,864	175,236
Granted	38,595	19,414	74,437
Forfeited	(12,517)	—	—
Vested	(98,000)	(62,418)	(43,809)
Outstanding at end of period	90,938	162,860	205,864
Fair value per unit	$14.70 to $21.40	$14.70 to $19.69	$14.70 to $16.15